Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 1,023,946,379	¥ 1,101,425,208
Less: accumulated depreciation	(436,363,031)	(336,961,826)
Less: accumulated impairment loss	(85,424,646)	(98,471,484)
Property and equipment, net	502,158,702	665,991,898
Furniture and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	85,599,025	85,674,259
Kitchen equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	213,069,648	228,095,822
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	131,983,473	119,822,143
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	591,976,672	661,832,519
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 1,317,561	¥ 6,000,465